Share Based Compensation (Details) - Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Abstract]
Expected volatility	53.30%
Risk-free interest rate	2.60%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Abstract]
Expected volatility		50.00%
Risk-free interest rate		2.50%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.2
Maximum [Member]
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Abstract]
Expected volatility		53.30%
Risk-free interest rate		2.80%
Exercise multiple (in Dollars per share)	$ 2.8	$ 2.8